Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
(215) 564-8000

August 31, 2021

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Limited Duration Income Trust (the “Registrant”)
File No: 811-21357

Dear Sir or Madam:

 On behalf of the Registrant, and pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, please find transmitted herewith for filing via the EDGAR system the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”).

The Registrant is filing this Registration Statement for the purposes of (i)  updating the financial and disclosure information; and (ii) carrying forward unsold securities in the amount of $132,161,116 that the Registrant previously registered on its Registration Statement on Form N-2 (File Nos. 333-225639 and 811-21357) initially filed on June 14, 2018 (Accession No. 0000225930-18-000033).

As noted here and on the facing sheet, the Registrant has previously registered these shares. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Taylor Brody, Esq.  at (215) 564-8071.

Very truly yours, /s/ Kenneth L. Greenberg Kenneth L. Greenberg, Esq.